Oil and Gas Investments	12 Months Ended
Dec. 31, 2015
Oil and Gas Property [Abstract]
Oil and Gas Properties [Text Block]
(3) Oil and Gas Investments

On September 15, 2015, the Partnership entered into an Interest Purchase Agreement (“Purchase Agreement”) by and among Kaiser-Whiting, LLC and the owners of all the limited liability company interests therein (the “Sellers”), for the purchase of the Sanish Field Assets.

Pursuant to the Purchase Agreement as amended, the purchase price for the Sanish Field Assets consisted of (i) $60 million in cash, subject to customary adjustments, (ii) an aggregate of $2 million, payable in equal amounts on December 31, 2016 and December 31, 2017, (iii) a promissory note in the amount of $97.5 million payable to Sellers (the “Seller Note”) and (iv) a contingent payment of up to $95 million. The contingent payment will provide for a sharing between The Partnership and Sellers to the extent the NYMEX current five-year strip oil price for WTI at December 31, 2017 is above $56.61 (with a maximum of $89.00) per barrel. The contingent payment will be calculated as follows: if on December 31, 2017 the average of the monthly NYMEX:CL strip prices for future contracts during the delivery period beginning December 31, 2017 and ending December 31, 2022 (the “Measurement Date Average Price”) is greater than $56.61, then the Sellers will be entitled to a contingent payment equal to (a) (i) the lesser of (A) the Measurement Date Average Price and (B) $89.00, minus (ii) $56.61, multiplied by (b) 586,601 bbls per year for each of the five years from 2018 through 2022 represented by the contracts for the entire acquisition. The contingent consideration is capped at $95 million and is to be paid on January 1, 2018. In addition, the First Amendment provides that so long as the Partnership is not in default under the Seller Note, in lieu of the Partnership’s obligation to pay the contingent payment, the Partnership has the one-time right (exercisable between June 15, 2016 through June 30, 2016) to elect to pay Sellers $5 million in full satisfaction of the contingent payment by paying to Sellers $5 million at the time of election or by increasing the amount of the Seller Note by $5 million.

The following represents the estimated fair values of the assets and liabilities assumed on the acquisition date. The aggregate fair value of consideration transferred was $60.0 million in cash, $94.1 million in seller financed debt, $4.7 million in contingent consideration and $1.7 million in deferred purchase price payments, resulting in no goodwill or bargain purchase gain.

Proved oil, natural gas and NGL properties	$159,217,000
Total assets acquired	159,217,000
Asset retirement obligations	105,000
Total liabilities assumed	105,000
Total fair value of net assets	$159,112,000

The table above is based upon the original purchase price allocation and is subject to post-closing adjustments.

The Partnership paid $313,366 in transaction costs associated with acquisition of the Sanish Field Assets. These costs included but were not limited to due diligence, reserve reports, legal and engineering services and site visits.

The Partnership is a non-operator of the Sanish Field Assets, with Whiting, one of the largest producers in this basin, acting as operator.

The following unaudited pro forma financial information for the periods ended December 31, 2015 and 2014, has been prepared as if the acquisition of the Sanish Field Assets had occurred on January 1, 2014.  The unaudited pro forma financial information was derived from the historical Statement of Operations of the Partnership and the historical information provided by the Sellers.  The unaudited pro forma financial information does not purport to be indicative of the results of operations that would have occurred had the acquisition of the Sanish Field Assets and related financing occurred on the basis assumed above, nor is such information indicative of the Partnership’s expected future results of operations.

	Year Ended December 31,
	2015	2014
	Unaudited
Revenues	$26,831,257	$49,827,000
Net income	$2,336,675	$21,437,004